Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details)	Dec. 31, 2022	Dec. 31, 2021
US$ against RMB [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details) [Line Items]
Balance sheet items, except for equity accounts	6.8972	6.3726
US$ against AED [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details) [Line Items]
Balance sheet items, except for equity accounts	3.6722	Not applicable	[1]

[1]	The companies that use AED as their functional currencies are not established until 2022, thus the currency exchange rates are not applicable as of and for the year ended December 31, 2021 and 2020.